Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, Year 1	$ 707
Amortization Expense, Year 2	715
Amortization Expense, Year 3	764
Amortization Expense, Year 4	828
Amortization Expense, Year 5	$ 806